Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2022 and 2021:

	(in thousands)
	2022	2021
Land and improvements	$4,081	$4,081
Buildings	24,108	20,831
Equipment	7,198	7,222
	35,387	32,133
Less accumulated depreciation	11,240	10,294
Premises and equipment, net	$24,147	$21,840

Depreciation expense amounted to $1,250,000 in 2022, $1,204,000 in 2021 and $1,028,000 in 2020.